Long-term provisions - Expected timing of future cash flows and Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Provisions
Total provisions	R 19,960	R 17,727	R 18,779
Short-term portion	(2,338)	(2,567)
Long-term provisions	17,622	15,160
Estimated undiscounted obligation	101,100	102,952
Mining
Provisions
Long-term provisions	1,439	1,324
Exploration And Production International
Provisions
Long-term provisions	6,779	5,677
Energy
Provisions
Long-term provisions	3,427	2,909
Base Chemicals
Provisions
Long-term provisions	3,919	3,321
Performance Chemicals
Provisions
Long-term provisions	2,038	1,909
Group Functions
Provisions
Long-term provisions	20	20
Within one year
Provisions
Total provisions	2,338	2,567
One to five years
Provisions
Total provisions	3,291	3,715
More than five years
Provisions
Total provisions	R 14,331	R 11,445